Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments
Schedule of investments

	December 31,
	2024	2025
	US$	US$

Equity investments accounted for using the equity method (i)	336,704	374,999
Equity investments with readily determinable fair values (ii)	3,838	23,315
Equity investments without readily determinable fair values (iii)	149,343	129,358
Available-for-sale debt investments (iv)	40,800	24,130

Total	530,685	551,802
(i)	Investments have been accounted for under the equity method where the Group has significant influence over these investees and the investments are considered as in-substance common shares.
(ii)	The Group does not have the ability to exercise significant influence over these investments. Therefore, it has been precluded from applying the equity method of accounting.
(iii)	Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.
(iv)

Available-for-sale debt investments are convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value as disclosed in Note 29(a).

Schedule of equity method investments

	December 31,
	2024	2025
	US$	US$

Current assets	480,890	765,996
Non-current assets	1,276,950	2,119,515
Current liabilities	55,971	72,495
Non-current liabilities	12,968	106,961

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Revenues	147,015	54,743	573,021
Gross profit	102,095	4,885	431,241
Net (loss) income	8,893	(59,519)	402,227
Net (loss) income attributable to the investees	8,893	(59,519)	402,227

Schedule of available-for-sale debt investments

For the year ended December 31, 2024
	Cost or	Gross	Translation	Balance
	amortized cost	unrealized losses	difference	as of year end
	US$	US$	US$	US$
Available-for-sale debt investments	63,928	(23,108)	(20)	40,800

For the year ended December 31, 2025
	Cost or	Gross	Translation	Balance
	amortized cost	unrealized losses	difference	as of year end
	US$	US$	US$	US$
Available-for-sale debt investments	40,800	(16,684)	14	24,130